Loss per Share	12 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
Loss per Share

Note 6. Loss per Share

	30 June 2020	30 June 2019	30 June 2018
	A$	A$	A$

Basic/Diluted loss per share (in cents)[1]	1.66	3.22	2.30

a) Net loss used in the calculation of basic and diluted loss per share[1]	2,927,206	4,656,421	3,068,582

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	176,393,354	144,740,535	133,660,556

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

The Company is currently in a loss making position and thus the impact of potential issuance of shares is concluded as anti-dilutive which includes the Company's options and warrants and convertible notes payable. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.